Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	jpmt1_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan Intrepid Advantage Fund
(formerly JPMorgan Intrepid Multi Cap Fund)
(All Share Classes)
(a series of JPMorgan Trust I)
(Each a “Fund” and collectively the “Funds”)
Supplement dated September 3, 2013
to the Prospectus dated November 1, 2012, as supplemented
Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.
JPMorgan Intrepid Advantage Fund
The tables below replace the corresponding tables on page 13 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.61	1.62	1.63
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.36	1.37	1.38

Total Annual Fund Operating Expenses	2.51	3.02	2.28
Fee Waivers and Expense Reimbursements[1]	(1.36)	(1.37)	(1.38)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15%	1.65%	0.90%
1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.65% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	268	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	168	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS
JPMorgan Intrepid Advantage Fund
(formerly JPMorgan Intrepid Multi Cap Fund)
(All Share Classes)
(a series of JPMorgan Trust I)
(Each a “Fund” and collectively the “Funds”)
Supplement dated September 3, 2013
to the Prospectus dated November 1, 2012, as supplemented
Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.
JPMorgan Intrepid Advantage Fund
The tables below replace the corresponding tables on page 13 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.61	1.62	1.63
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.36	1.37	1.38

Total Annual Fund Operating Expenses	2.51	3.02	2.28
Fee Waivers and Expense Reimbursements[1]	(1.36)	(1.37)	(1.38)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15%	1.65%	0.90%
1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.65% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	268	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,142	1,674	3,124
CLASS C SHARES ($)	168	804	1,467	3,240
SELECT CLASS SHARES ($)	92	580	1,094	2,508

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Intrepid Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.36%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 636
3 Years	rr_ExpenseExampleYear03	1,142
5 Years	rr_ExpenseExampleYear05	1,674
10 Years	rr_ExpenseExampleYear10	3,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	636
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,142
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,674
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,124
JPMorgan Intrepid Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	268
3 Years	rr_ExpenseExampleYear03	804
5 Years	rr_ExpenseExampleYear05	1,467
10 Years	rr_ExpenseExampleYear10	3,240
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	804
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,467
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,240
JPMorgan Intrepid Advantage Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.38%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,094
10 Years	rr_ExpenseExampleYear10	2,508
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,508

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15%, 1.65% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.